INVESTMENTS IN ASSOCIATES - Movements in Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [abstract]
At January 1	$ 810	$ 805
Share of loss of associates	(2)	(2)	$ (1)
Exchange difference	(1)	7
At December 31	$ 807	$ 810	$ 805